FAIR VALUE MEASUREMENTS	12 Months Ended
Sep. 30, 2015
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

18.   FAIR VALUE MEASUREMENTS

The Company follows the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  A fair value measurement should reflect all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of non-performance.

A three-level hierarchy for valuation techniques is used to measure financial assets and financial liabilities at fair value.  This hierarchy is based on whether the valuation inputs are observable or unobservable. Financial instrument valuations are considered Level 1 when they are based on quoted prices in active markets for identical assets or liabilities.  Level 2 financial instrument valuations use quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.  Financial instrument valuations are considered Level 3 when they are determined using pricing models, discounted cash flow methodologies or similar techniques, and at least one significant model assumption or input is unobservable, and when determination of the fair value requires significant management judgment or estimation.  ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability has significantly decreased and on identifying circumstances when a transaction may not be considered orderly.

The Company records securities available for sale, loans held for sale and derivative financial instruments at their fair values on a recurring basis.  Additionally, the Company records other assets at their fair values on a nonrecurring basis, such as impaired loans and real estate acquired in settlement of loans.  These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or impairment write-downs of individual assets.  The following is a general description of the methods used to value such assets.

Debt and Mortgage-Backed Securities.  The fair values of debt and mortgage-backed securities available for sale and held to maturity are generally based on quoted market prices or market prices for similar assets.  The Company uses a third-party pricing service as its primary source for obtaining market value prices.  On a quarterly basis, the Company validates the reasonableness of prices received from the third-party pricing service through independent price verification on a representative sample of securities in the portfolio.

Loans Held for Sale.  Beginning on January 1, 2015, the Company elected to adopt the fair value option for all residential mortgage loans originated for sale to investors and to account for such loans at their fair values with changes in fair value recognized in earnings, consistent with the provisions in ASC Topic 820, Fair Value Measurements and Disclosures.  The Company accounted for mortgage loans held for sale that were originated prior to January 1, 2015 under the lower of cost or fair value option, with any corresponding adjustments recorded as a valuation adjustment, if necessary.  Such fair value adjustments are recorded as a component of gain on sale in mortgage revenues in the statement of comprehensive income.  The fair value of the mortgage loans held for sale are measured using observable quoted market or contract prices or market price equivalents, which are consistent with those used by other market participants.  Consistent with the fair value principles in ASC Topic 820, any direct loan origination fees and costs related to loans accounted for at fair value are recognized in the statement of comprehensive income when earned or incurred, rather than capitalized and accounted for as a part of the cost basis of loans held for sale.

Derivative Financial Assets and Liabilities.  The fair values of derivative financial assets and liabilities resulting from interest rate lock commitments issued to residential loan customers for loans that will be held for sale are based on quoted market prices from the Company’s loan investors for similar loans, subject to certain adjustments to include such items as estimated pull-through success rates, changes in the level of market interest rates and the stage of completion of the loan approval process. The fair values of derivative financial assets and liabilities resulting from forward commitments to sell residential mortgage loans are based on the exit price the Company would incur to extinguish the commitment by reference to quoted market prices from the Company’s loan investors for similar loans.  The fair values of interest rate swap assets and liabilities are based on quoted market prices by an independent valuation service.

Impaired Loans.  The fair values of impaired loans that are determined to be collateral dependent are generally based on market prices for similar assets determined through independent appraisals (Level 2 valuations) or discounted values of independent appraisals or brokers’ opinions of value (Level 3 valuations).  Since most of the Company’s loans receivable that are secured by real estate are within the St. Louis metropolitan area, management is able to closely monitor the trend in real estate values in this area.  Residential real estate loans are generally inspected when they become 45 to 60 days delinquent or when communications with the borrower indicate that a potential problem exists.  New appraisals are generally obtained for impaired residential real estate loans if an inspection indicates the possibility of a significant decline in fair value.  If a new appraisal is determined not to be necessary, management may obtain a broker’s opinion of value or apply a discount to the existing appraised value based on the age of such appraisal and the overall trend in real estate values in the market area since the date of such appraisal.  Similarly, the Company maintains close contact with its commercial borrowers whose loans are determined to be impaired, and new appraisals are obtained when management believes there has been a significant change in fair value.  Factors that management considers when determining whether there has been a significant change in fair value for commercial real estate-secured loans generally include overall market value trends in the surrounding areas and changes in factors that impact the properties’ cash flows, such as rental rates and occupancy levels that differ materially from the most current appraisals.  The significance of such events is determined on a loan-by-loan basis based on the circumstances surrounding each of such loans.  If a new appraisal is determined not to be necessary, management may apply a discount to the existing appraised value based on the age of such appraisal and the overall trend in real estate values in the market area since the date of such appraisal, or other factors that affect the value of the property, such as rental rates and occupancy levels.

Real Estate Acquired in Settlement of Loans consists of loan collateral that has been repossessed through foreclosure or obtained by deed in lieu of foreclosure. This collateral is comprised of commercial and residential real estate. Such assets are recorded as held for sale initially at the lower of the loan balance or fair value of the collateral, as generally determined by a new appraisal at the time of foreclosure, less estimated selling costs.  If the loan balance exceeds the fair value of the collateral, less estimated selling costs at the time of foreclosure, the difference is recorded as a charge to the allowance for loan losses.  Subsequent to foreclosure, new appraisals are generally obtained if an inspection indicates the possibility of a significant decline in fair value. If a new appraisal is determined not to be necessary, management may obtain a broker’s opinion of value or apply a discount to the existing appraised value based on the age of such appraisal and the overall trend in real estate values in the market area since the date of such appraisal.  Any decline in the fair value of the property subsequent to acquisition is charged to non-interest expense and credited to the allowance for losses on real estate acquired in settlement of loans.  During the years ended September 30, 2015 and 2014, charge-offs to the allowance for loan losses at the time of foreclosure totaled $276,000 and $310,000, respectively, which represented 5% and 6% of the principal balance of loans that became subject to foreclosure during such periods, respectively.

Intangible Assets and Goodwill are reviewed annually in the fourth fiscal quarter and/or when circumstances or other events indicate that impairment may have occurred.  No impairment losses were recognized during the years ended September 30, 2015 or 2014.

Assets and liabilities that were recorded at fair value on a recurring basis at September 30, 2015 and 2014 and the level of inputs used to determine their fair values are summarized below:

	Carrying Value at September 30, 2015
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt and mortgage-backed securities available for sale	$5,327	$—	$5,327	$—
Loans held for sale	112,651	—	112,651	—
Derivative financial assets	2,267	—	2,267	—

Total assets	$120,245	$—	$120,245	$—

Liabilities:
Derivative financial liabilities	$4,188	$—	$4,188	$—

Total liabilities	$4,188	$—	$4,188	$—

	Carrying Value at September 30, 2014
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt and mortgage-backed securities available for sale	$13,080	$—	$13,080	$—
Derivative financial assets	331	—	331	—

Total assets	$13,411	$—	$13,411	$—

Liabilities:
Derivative financial liabilities	$331	$—	$331	$—

Total liabilities	$331	$—	$331	$—

Assets that were recorded at fair value on a non-recurring basis at September 30, 2015 and 2014 and the level of inputs used to determine their fair values are summarized below:

					Total
					Losses
					Recognized in
	Carrying Value at September 30, 2015				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2015
	(In thousands)
Assets:
Impaired loans, net	$2,290	$—	$—	$2,290	$2,323
Real estate acquired in settlement of loans	5,151	—	—	5,151	226

Total assets	$7,441	$—	$—	$7,441	$2,549

					Total
					Losses/(Gains)
					Recognized in
	Carrying Value at September 30, 2014				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2014
	(In thousands)
Assets:
Impaired loans, net	$3,742	$—	$—	$3,742	$3,501
Real estate acquired in settlement of loans	5,802	—	—	5,802	(276)

Total assets	$9,544	$—	$—	$9,544	$3,225

There were no transfers of assets or liabilities among the levels of inputs used to determine their fair values during the years ended September 30, 2015 or 2014.